Borrowings - Summary of borrowings amount and interest rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [Line Items]
Borrowings, gross	₩ 1,437,100
Borrowings	55,394,834	₩ 49,920,373
Denominated in Korean won
Borrowings [Line Items]
Borrowings, gross	₩ 25,549,274	₩ 26,975,265
Borrowings from Bank of Korea
Borrowings [Line Items]
Maximum Interest rate	1.00%	1.50%
Minimum Interest rate	1.00%	1.50%
Borrowings, gross	₩ 3,574,907	₩ 3,106,011
Others
Borrowings [Line Items]
Maximum Interest rate	5.22%	5.72%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 21,974,367	₩ 23,869,254
Denominated in foreign currency
Borrowings [Line Items]
Borrowings, gross	₩ 13,470,863	₩ 10,335,183
Overdraft due from banks
Borrowings [Line Items]
Maximum Interest rate	0.00%	0.00%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 54,293	₩ 30,837
Borrowings from banks
Borrowings [Line Items]
Maximum Interest rate	19.50%	16.25%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 10,870,815	₩ 7,591,181
Others
Borrowings [Line Items]
Maximum Interest rate	14.83%	16.75%
Minimum Interest rate	1.53%	0.00%
Borrowings, gross	₩ 2,545,755	₩ 2,713,165
Call money
Borrowings [Line Items]
Maximum Interest rate	4.20%	4.97%
Minimum Interest rate	0.70%	0.29%
Borrowings, gross		₩ 1,197,823
Bills of sale
Borrowings [Line Items]
Maximum Interest rate	2.79%	3.23%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 11,887	₩ 8,872
Bonds sold under repurchase agreements
Borrowings [Line Items]
Maximum Interest rate	3.90%	5.45%
Minimum Interest rate	0.00%	0.00%
Borrowings, gross	₩ 14,988,698	₩ 11,542,956
Deferred origination costs
Borrowings [Line Items]
Deferred origination costs	₩ (62,988)	₩ (139,726)